Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Marketing services	$ 519	$ 319	$ 1,465	$ 957
Executive Chairman, CEO and CFO [Member]
Disclosure of transactions between related parties [line items]
Amount payable to directors as reimbursement expenses	0		0		$ 144
Executive Chairman [Member]
Disclosure of transactions between related parties [line items]
Amount payable to directors as reimbursement expenses	0		0		$ 0
Marketing services	99	60	261	188
Key management personnel and directors [Member]
Disclosure of transactions between related parties [line items]
Salaries and wages paid to key management personnel	200	300	900	900
Share-based payments to key management personnel	$ 2,400	$ 400	$ 3,900	$ 4,400